Business Combinations (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Apr. 28, 2023
Business Combinations [Line Items]
Business acquisition description				The aggregate consideration for the Lab Society Acquisition consisted of $4.0 million in cash, subject to certain adjustments for working capital, cash, and indebtedness of Lab Society at closing, 2,128 shares of Common Stock (the “Buyer Shares”), and the Earn-out Consideration (as defined below), to the extent earned.
Buyer shares issuable (in Shares)			31,945	31,945		69,568	499
Transaction and related costs				$ 66	$ 0
Aggregate consideration, description				The aggregate consideration for the Interest Purchase and the Merger consisted of the sum of $30 million in cash, plus consideration payable to holders of outstanding Sinclair equity awards, subject to certain adjustments for working capital, cash, and indebtedness, payable in connection with the Interest Purchase; the number of shares of Common Stock, subject to adjustment, equal to the quotient of $20.0 million divided by the volume weighted average price per share of Common Stock on The Nasdaq Capital Market for the 30 consecutive trading days ending on the Execution Date (the “VWAP Price”), issuable in connection with the Merger; Holdback Buyer Shares; and the True-Up Buyer Shares, issuable in connection with the Merger.
Purchase agreement description				the Company entered into a post-closing adjustment settlement agreement (“Agreement”) with Sinclair. The Agreement was entered into in connection with the Purchase Agreement. According to the Purchase Agreement, $2.5 million was held by the escrow agent as the Adjustment Escrow Amount, $4.5 million was held by the escrow agent as the Indemnity Escrow Amount. On August 17, 2022, the Company made the final Aggregate True-up Payment of approximately $5.6 million, of which $3.3 million was paid in cash and 435 True-Up Buyer Shares were released to the Sinclair Members, and the Company received $1.4 million from the Adjustment Escrow Amount, and the remaining $1.1 million balance of the Adjustment Escrow Amount became part of the Indemnity Escrow Amount.
Buyer shares issuable to certain members (in Shares)				444
Buyer shares working capital (in Shares)		72
Pure purchase agreement, description				The Pure Purchase Agreement includes customary post-closing adjustments, representations and warranties, and covenants of the parties. The Members may become entitled to additional consideration with a value of up to $3.0 million based on the eligible net revenues achieved by the PurePressure business during the fiscal years ending December 31, 2022 and December 31, 2023, of which 40% will be payable in cash and the remaining 60% will be
Subsequent Event [Member]
Business Combinations [Line Items]
Buyer shares pure purchase agreement (in Shares)	372
Holdback Lab Buyer Shares [Member]
Business Combinations [Line Items]
Buyer shares issuable (in Shares)			638	638
Working capital (in Shares)		139
Shares subject to merger agreement (in Shares)		499
Acquisition of Lab Society [Member]
Business Combinations [Line Items]
Business acquisition description				The Owners may become entitled to additional consideration with a value of up to $3.5 million based on the eligible net revenues achieved by the Lab Society business during the fiscal years ending December 31, 2022 and December 31, 2023, of which 50% will be payable in cash and the remaining 50% will be payable by issuing shares of Common Stock.
Revenue			$ 4,500
Cascade Sciences, LLC [Member]
Business Combinations [Line Items]
Equity interests percentage			100.00%	100.00%
Precision and Cascade [Member]
Business Combinations [Line Items]
Transaction and related costs				$ 63	4,000
PurePressure [Member]
Business Combinations [Line Items]
Transaction and related costs				563	$ 0
Intangible assets acquired				$ 4,000
Common stock of shares (in Shares)			1,646	1,646